Contract Balances, Performance Obligations and Contract Costs - Contract Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2025
Contract Balances, Performance Obligations and Contract Costs
Capitalized contract cost, net total	$ 21,900		$ 21,900		$ 19,000
Capitalized contract cost, amortization	2,100	$ 1,700	4,100	$ 3,400
Capitalized contract cost, Impairment loss	$ 0	$ 0	$ 0	$ 0